CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 529,124	$ 81,325	¥ 673,102
Restricted cash	1,238	190	3,704
Time deposits	0	0	804,692
Short-term investments	120,000	18,444	100,000
Prepayments and other receivables	74,049	11,379	125,534
Other current assets	12,611	1,938	0
Total current assets	737,022	113,276	1,707,032
Non-current assets:
Property and equipment, net	106,991	16,444	53,935
Intangible assets, net	291,086	44,739	61,547
Goodwill	260,366	40,018	160,438
Deposits	5,764	886	5,810
Long-term investments	347,073	53,344	85,459
Other non-current assets	6,257	962	2,671
Total non-current assets	1,017,537	156,393	369,860
TOTAL ASSETS	1,754,559	269,669	2,076,892
Current liabilities:
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB15,846 and RMB14,703 (US$2,260) as of December 31, 2016 and 2017, respectively)	16,683	2,564	16,270
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB67,166 and RMB57,761 (US$8,878) as of December 31, 2016 and 2017, respectively)	152,337	23,414	184,155
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB8,897 and RMB5,310 (US$816) as of December 31, 2016 and 2017, respectively)	6,917	1,063	9,050
Total current liabilities	175,937	27,041	209,475
Non-current liabilities:
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB42,705 and RMB 27,673 (US$4,253) as of December 31, 2016 and 2017, respectively)	27,785	4,270	44,472
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB 14,902 and RMB 12,721(US$1,955) as of December 31, 2016 and 2017, respectively)	19,475	2,993	14,902
Total non-current liabilities	47,260	7,263	59,374
TOTAL LIABILITIES	223,197	34,304	268,849
Commitments and contingencies
Redeemable noncontrolling interest	22,052	3,389	0
Shareholders’ equity:
Additional paid-in capital	2,295,111	352,753	2,198,385
Treasury shares	(143,780)	(22,099)	(123,258)
Accumulated other comprehensive income	116,051	17,837	172,589
Accumulated deficit and statutory reserve	(857,751)	(131,834)	(538,328)
Total 500.com Limited shareholders’ equity	1,409,774	216,678	1,709,531
Noncontrolling interests	99,536	15,298	98,512
Total shareholders' equity	1,509,310	231,976	1,808,043
TOTAL LIABILITIES, NONCONTROLLING INTERESTS AND SHAREHOLDERS’ EQUITY	1,754,559	269,669	2,076,892
Common Class A [Member]
Shareholders’ equity:
Ordinary shares, value	115	17	115
Common Class B [Member]
Shareholders’ equity:
Ordinary shares, value	¥ 28	$ 4	¥ 28